Note 5 - Property, Plant and Equipment - Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Property, Plant and Equipment, Gross	$ 688,596	$ 644,889
Less: accumulated depreciation	(420,553)	(396,306)
Property, plant and equipment, net	268,043	248,583
Land and Land Improvements [Member]
Property, Plant and Equipment, Gross	42,981	42,647
Building and Building Improvements [Member]
Property, Plant and Equipment, Gross	202,444	188,333
Machinery and Equipment [Member]
Property, Plant and Equipment, Gross	403,192	371,925
Office Furniture, Vehicles and Computer Software [Member]
Property, Plant and Equipment, Gross	10,003	9,404
Construction in Progress [Member]
Property, Plant and Equipment, Gross	$ 29,976	$ 32,580